Equity-accounted investees (Associate financial position) (Details) - CAD ($)		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		$ 1,114,860,000	$ 600,462,000	$ 566,809,000
Non-current assets		7,662,067,000	7,983,820,000
Current liabilities		(1,070,186,000)	(1,185,761,000)
Current portion of long-term debt		0	(285,707,000)
Other current liabilities		(134,667,000)	(221,820,000)
Non-current liabilities		(2,327,718,000)	(2,356,913,000)
Long-term debt		(996,348,000)	(995,583,000)
Investment in equity-accounted investee		2,987,126,000	3,218,456,000
Joint Venture Inkai LLP [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		46,266,000	47,282,000
Other current assets		847,942,000	694,041,000
Non-current assets		325,363,000	307,801,000
Current liabilities		(52,410,000)	(42,368,000)
Non-current liabilities		(23,463,000)	(27,802,000)
Net assets		1,143,698,000	978,954,000
Cameco's share of net assets		457,479,000	391,582,000
Consolidating adjustments		(116,494,000)	(93,365,000)
Fair value increment		74,643,000	77,992,000
Dividends declared but not received		7,209,000	9,760,000
Dividends in excess of ownership percentage		(109,064,000)	(107,179,000)
Impact of foreign exchange on acquisition costs		1,507,000	7,920,000
Investment in equity-accounted investee		$ 315,280,000	$ 286,710,000
Ownership interest in associates		40.00%	40.00%
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		$ 268,310,000	$ 255,589,000
Other current assets		2,665,145,000	2,737,164,000
Intangible assets		7,186,939,000	7,821,802,000
Goodwill		1,667,293,000	1,698,174,000
Non-current assets		3,126,447,000	3,113,031,000
Current portion of long-term debt		(48,695,000)	(44,576,000)
Other current liabilities		(2,827,358,000)	(2,751,396,000)
Long-term debt		(4,682,928,000)	(4,924,398,000)
Other non-current liabilities		(2,049,246,000)	(2,078,688,000)
Net assets		5,305,907,000	5,826,702,000
Cameco's share of net assets		2,586,955,000	2,842,772,000
Acquisition costs		83,896,000	83,896,000
Impact of foreign exchange on acquisition costs		995,000	5,078,000
Investment in equity-accounted investee		$ 2,671,846,000	$ 2,931,746,000
Ownership stake	49.00%	49.00%	49.00%
Westinghouse Electric Company [Member] | Non-Controlling Interest [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investee		$ 26,408,000	$ 25,127,000
Westinghouse Electric Company [Member] | Attributable to Shareholders [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investee		$ 5,279,499,000	$ 5,801,575,000